Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	2,801,116
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 21.08
Number of RSUs and PSUs, Granted | shares	1,221,686
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 34.50
Number of RSUs and PSUs, Vested | shares	(678,073)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 21.94
Number of RSUs and PSUs, Forfeited | shares	(238,387)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 21.43
Number of RSUs and PSUs, Unvested | shares	3,106,342
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 26.14